PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Jun. 30, 2021
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT

At June 30, 2021 and 2020, the Company’s property and equipment consist of the following:

	June 30,
	2021	2020
Computer equipment	$142,343	$135,360
Research and development equipment	48,383	48,383
Furniture and fixtures	52,743	52,025
Property and equipment, at cost	243,469	235,768
Less: accumulated depreciation	(226,951)	(203,099)
Property and equipment, net	$16,518	$32,669